Deferred Revenue	12 Months Ended
Jul. 31, 2024
Deferred Revenue [Abstract]
DEFERRED REVENUE

NOTE 10 – DEFERRED REVENUE

As of July 31, 2024 and 2023, the balance of deferred revenue represented the Company’s contract liabilities, including payments received in advance of providing consulting services which will be recognized as revenue as the Company completed the performances. As of July 31, 2024 and 2023, the Company had deferred revenues of $nil and $70,000, respectively.

For the years ended July 31, 2024 and 2023, $70,000 and $20,785 of advance from customer balance as of July 31, 2023 and 2022 were recognized as revenues in the year ended July 31, 2024 and 2023, respectively.